Borrowings - Additional Information (Details 2) $ in Thousands, R$ in Millions			1 Months Ended		12 Months Ended
	Mar. 14, 2018 BRL (R$)	Mar. 14, 2018 USD ($)	Mar. 31, 2018 BRL (R$)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jun. 05, 2019 BRL (R$)	Jun. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 14, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 20, 2017 BRL (R$)	Dec. 20, 2017 USD ($)	Dec. 19, 2017 BRL (R$)	Dec. 19, 2017 USD ($)	Dec. 14, 2017 BRL (R$)	Dec. 14, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount | $					$ 1,208,344			$ 1,126,658		$ 1,486,445
Inframerica Concessionaria do Aeroporto de Brasilia | Citibank Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount															R$ 48.0	$ 14,500
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Pine Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount													R$ 32.0	$ 9,700
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Santander Bridge Loan Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount											R$ 300.0	$ 90,700
Cash deposit pledged as collateral											R$ 300.0	$ 90,700
Period of loan					180 days
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	R$ 300.0								$ 92,900
Percentage of interest due allowed for capitalization	50.00%	50.00%
Interest Capitalization period for interest due	2 years	2 years
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Caixa
Disclosure of detailed information about borrowings [line items]
Repaid outstanding amount of Debt			R$ 274.4	$ 83,000
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Santander Bridge and Citibank
Disclosure of detailed information about borrowings [line items]
Repaid outstanding amount of Debt	R$ 348.0	$ 106,600
Guarantee deposit released | $									$ 92,900
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount | R$						R$ 8.9
Exposure to credit risk on loan commitments and financial guarantee contracts | $							$ 8,900
Future payments of loans | R$						36.0
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With Banco Votorantim S.A. - Bahamas Branch | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts | R$						R$ 36.0